Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash from operating activities
Premiums and other considerations	$ (7,537)	$ 7,522	$ (8,605)
Net investment income received	1,191	1,568	790
Reinsurance commissions	103,297	85,813	71,157
Other income	25,668	36,446	52,391
Policy and contract benefits and dividends paid	187	(44)	(363)
Operating expenses paid	(94,087)	(83,030)	(64,178)
Federal income taxes paid	(141)	(568)	(497)
Net transfers (to) separate accounts	(34,175)	(42,734)	(42,947)
Net cash provided by (used in) operating activities	(5,597)	4,973	7,748
Cash from investing activities
Proceeds from investments sold, matured or repaid Bonds and notes	11,864	428	1,268
Total investment proceeds	11,864	428	1,268
Cost of investments acquired
Bonds and notes	7,951	4,994	0
Total investments acquired	7,951	4,994	0
Net cash provided by (used in) investing activities	3,913	(4,566)	1,268
Cash from financing and miscellaneous activities
Net deposits (withdrawals) on deposit-type contracts	(26)	(12)	(7)
Other cash provided (used)	(917)	3,730	(2,536)
Net cash provided by (used in) financing and miscellaneous activities	(943)	3,718	(2,543)
Net change in cash and cash equivalents	(2,627)	4,125	6,473
Cash and cash equivalents at the beginning of the year	29,037	24,912	18,439
Cash and cash equivalents at the end of the year	26,410	29,037	24,912
Supplemental disclosure of non-cash transactions
Capital contribution of securities from parent	$ 0	$ 0	$ 20,653